Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Loss Carryforwards [Line Items]
Income taxes payable					$ 848	$ 252
Income tax rate					35.00%	35.00%	35.00%
Net operating loss subject to IRC 382					13,049
Amounts of credits available to offset income tax					4,443
Net change in total valuation allowance					(1,087)	(332)	410
Net operating loss	73,038	73,317	104,182	92,372	223,437	214,526	183,601
Potential deferred tax liability					7,583
Undistributed earnings of subsidiaries					21,665
Unrecognized tax benefits					35	75	135
Interest and penalty expense					1	3
Interest and penalties related to uncertain tax positions					4	14
Unrecognized tax benefits, decreases resulting from expiration of statute of limitations					35
LAMAR MEDIA CORP [Member]
Operating Loss Carryforwards [Line Items]
Income taxes payable					630	0
Income tax rate					35.00%	35.00%	35.00%
Net operating loss subject to IRC 382					13,049
Amounts of credits available to offset income tax					19,214
Net change in total valuation allowance					(1,085)	(356)	407
Net operating loss	73,131	73,405	104,377	92,553	223,772	214,862	183,959
Potential deferred tax liability					7,583
Undistributed earnings of subsidiaries					21,665
Unrecognized tax benefits					35	75	135
Interest and penalty expense					1	3
Interest and penalties related to uncertain tax positions					4	14
Unrecognized tax benefits, decreases resulting from expiration of statute of limitations					35
Domestic Country [Member]
Operating Loss Carryforwards [Line Items]
US net operating loss carry forward					65,641
Domestic Country [Member] | LAMAR MEDIA CORP [Member]
Operating Loss Carryforwards [Line Items]
US net operating loss carry forward					65,976
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Amounts of credits available to offset income tax					247
State net operating loss carry forward					430,191
Valuation allowance for State and Local deferred tax assets					2,323	3,410
State and Local Jurisdiction [Member] | LAMAR MEDIA CORP [Member]
Operating Loss Carryforwards [Line Items]
Amounts of credits available to offset income tax					247
State net operating loss carry forward					392,470
Valuation allowance for State and Local deferred tax assets					1,751	2,836
U S [Member]
Operating Loss Carryforwards [Line Items]
US net operating loss carry forwards					305,172
U S [Member] | LAMAR MEDIA CORP [Member]
Operating Loss Carryforwards [Line Items]
US net operating loss carry forwards					169,411
Puerto Rico [Member]
Operating Loss Carryforwards [Line Items]
Amounts of credits available to offset income tax					154
Puerto Rico net operating loss carry forward					28,523
Net operating loss					3,285
Puerto Rico [Member] | LAMAR MEDIA CORP [Member]
Operating Loss Carryforwards [Line Items]
Amounts of credits available to offset income tax					154
Puerto Rico net operating loss carry forward					28,523
Net operating loss					$ 3,285